Prepayments, Receivables and Other Assets, Net (Details) - Schedule of Prepayments, Receivables and Other Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments, Receivables and Other Assets [Abstract]
Receivable from a third-party company	$ 416,880	$ 473,237
Other receivables	83,634	230,642
Total prepayments, receivables and other assets, gross	500,514	703,879
Less: allowance for credit loss	(468,880)	(473,237)
Total prepayments, receivables and other assets, net	$ 31,634	$ 230,642